Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	29

I.  ORIGINAL DEAL PARAMETERS

Cut off Date:		August 6, 2010
Closing Date:		August 26, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,342,974,850.47	79,332	4.69%	60.87
Original Adj. Pool Balance:		$1,305,852,694.83

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$267,000,000.00	19.881%	0.37121%		September 15, 2011
Class A-2 Notes	Fixed	$267,000,000.00	19.881%	0.57000%		March 15, 2013
Class A-3 Notes	Fixed	$419,000,000.00	31.199%	0.97000%		April 15, 2015
Class A-4 Notes	Fixed	$218,300,000.00	16.255%	1.63000%		March 15, 2017
Total Securities		$1,171,300,000.00	87.217%

Overcollateralization		$134,552,694.83	10.019%
YSOA		$37,122,155.64	2.764%
Total Original Pool Balance		$1,342,974,850.47	100.00%

II.  POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$374,952,207.43	0.8948740	$351,635,654.26	0.8392259	$23,316,553.17
Class A-4 Notes	$218,300,000.00	1.0000000	$218,300,000.00	1.0000000	$-
Total Securities	$593,252,207.43	0.5064904	$569,935,654.26	0.4865838	$23,316,553.17

Weighted Avg. Coupon (WAC)	4.55%		4.55%
Weighted Avg. Remaining Maturity (WARM)	43.58		42.66
Pool Receivables Balance	$703,844,677.19		$675,748,488.78
Remaining Number of Receivables	54,462		53,440

Adjusted Pool Balance	$686,225,665.44		$658,954,843.02

III.  COLLECTIONS

Principal:
Principal Collections	$27,333,101.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$643,512.31
Total Principal Collections	$27,976,613.74

Interest:
Interest Collections	$2,637,031.66
Late Fees & Other Charges	$35,338.52
Interest on Repurchase Principal	$-
Total Interest Collections	$2,672,370.18

Collection Account Interest	$1,554.52
Reserve Account Interest	$393.33
Servicer Advances	$-

Total Collections	$30,650,931.77

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	29

IV.  DISTRIBUTIONS

Total Collections					$30,650,931.77
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$30,650,931.77
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$586,537.23		$586,537.23	$586,537.23
Collection Account Interest					$1,554.52
Late Fees & Other Charges					$35,338.52
Total due to Servicer					$623,430.27

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$303,086.37		$303,086.37
Class A-4 Notes		$296,524.17		$296,524.17

Total interest:		$599,610.54		$599,610.54	$599,610.54

Available Funds Remaining:					$29,427,890.96

3. Principal Distribution Amount:					$23,316,553.17

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$23,316,553.17
Class A-4 Notes		$-
Class A Notes Total:	23,316,553.17	$23,316,553.17
Total Noteholders Principal		$23,316,553.17

4. Required Deposit to Reserve Account			0.00

5. Trustee Expenses			0.00

6. Remaining Available Collections Released to Certificateholder			6,111,337.79

V.  YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$17,619,011.75
Beginning Period Amount	$17,619,011.75
Current Period Amortization	$825,365.99
Ending Period Required Amount	$16,793,645.76
Ending Period Amount	$16,793,645.76
Next Distribution Date Required Amount	$15,989,220.77

VI.  RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$6,529,263.47
Beginning Period Amount	$6,529,263.47
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$6,529,263.47
Ending Period Amount	$6,529,263.47

VII.  OVERCOLLATERALIZATION

Overcollateralization Target	14.50%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$92,973,458.01	$89,019,188.76	$89,019,188.76
Overcollateralization as a % of Adjusted Pool		13.55%	13.51%	13.51%

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Hyundai Auto Receivables Trust 2010-B
Monthly Servicing Report

Collection Period	April 2012
Distribution Date	05/15/12
Transaction Month	20
30/360 Days	30
Actual/360 Days	29

VIII.   DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	99.04%	52,929	98.96%	$668,726,533.15
30 - 60 Days	0.76%	404	0.83%	$5,616,557.79
61 - 90 Days	0.17%	91	0.18%	$1,248,391.91
91 + Days	0.03%	16	0.02%	$157,005.93
		53,440		$675,748,488.78
Total
Delinquent Receivables 61 + days past due	0.20%	107	0.21%	$1,405,397.84
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.15%	83	0.16%	$1,114,113.87
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.22%	121	0.23%	$1,673,179.48
Three-Month Average Delinquency Ratio	0.19%		0.20%

Repossession in Current Period		39		$560,566.64
Repossession Inventory		54		$493,541.92

Charge-Offs
Gross Principal of Charge-Off for Current Period				$763,086.98
Recoveries				$(643,512.31)
Net Charge-offs for Current Period				$119,574.67

Beginning Pool Balance for Current Period				$703,844,677.19

Net Loss Ratio				0.20%
Net Loss Ratio for 1st Preceding Collection Period				0.14%
Net Loss Ratio for 2nd Preceding Collection Period				0.57%
Three-Month Average Net Loss Ratio for Current Period				0.31%

Cumulative Net Losses for All Periods				$6,001,832.24
Cumulative Net Losses as a % of Initial Pool Balance				0.45%

Principal Balance of Extensions				$1,960,936.74
Number of Extensions				127

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